Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Combined Statements of Comprehensive Income
Net income (loss)		$ 429,927	$ 382,275
Other comprehensive income (loss):
Foreign currency translation adjustment		24,839	(173,341)
Unrealized (loss) gain on net investment hedges, includes income taxes of nil	[1]	(45,093)	77,996
Total other comprehensive loss		(20,254)	(95,345)
Comprehensive income		409,673	286,930
Comprehensive income attributable to:
Stapled unitholders		409,514	286,817
Non-controlling interests		159	113
Comprehensive income		$ 409,673	$ 286,930

[1]	Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).